Accounting considerations related to the SPAC Transaction (Tables)	12 Months Ended
Jun. 30, 2024
Accounting Considerations Related To The SPAC Transaction [Abstract]
Disclosure of detailed information about listing expenses
Accordingly, the Group recorded a listing expense as follows:

As of February 27, 2023
Deemed cost of shares issued to TPB Acquisition Corp shareholders (i)	893,613
Less: Net assets of TPB Acquisition Corp at historical cost	(574,059)
Listing expense	319,554
(i)The key assumption for the estimated fair value is the opening quoted market price of $9.55 per share as of March 1, 2023 translated considering the foreign exchange rate reported by the Brazilian Central Bank of $1.00 to R$5.21.